Organization and Principal Activities (Details) - Schedule of Unaudited Selected Financial Information of the VIE - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unaudited Selected Financial Information of the VIE [Line Items]
Cash	$ 15,592	$ 447,012
Restricted cash	851	3,530
Amount due from non-VIE	15,868,307	13,407,878
Amount due from EZGO	1,275,408	857,692
Other	7,058,995	13,859,700
Total current assets	24,219,153	28,575,812
Total non-current assets	2,511,318	4,506,613
Total assets	26,730,471	33,082,425
Amount due to non-VIE
Amount due to EZGO	2,938,068	2,947,954
Current liabilities of discontinued operation	708,773	729,034
Other	7,193,420	11,559,299
Total current liabilities	10,840,261	15,236,287
Total non-current liabilities	12,220,215	12,813,792
Total liabilities	23,060,476	28,050,079
Revenues	1,771,330	3,980,259
Loss from operations	(1,511,412)	(1,141,536)
Other loss, net	(249,921)	(2,399,975)
Net loss from continuing operations	(2,114,355)	(3,613,953)
Income from discontinued operation, net of tax	30	131
Net loss	(2,114,325)	(3,613,822)
Net loss attributable to EZGO’s shareholders	(1,502,468)	(3,412,774)
Net cash (used in)/ provided by operating activities	(1,372,092)	3,519,614
Net cash (used in)/ provided by investing activities	691,729	(3,210,633)
Net cash (used in)/ provided by financing activities	$ 739,170	$ (1,533,739)